Insurance contracts	3 Months Ended
Mar. 31, 2026
Insurance contracts
Insurance contracts

4.    Insurance contracts

The following tables provide reconciliations of the Company’s portfolios of insurance and reinsurance contracts, showing the change in insurance and reinsurance contract receivables (liabilities) as of March 31, 2026 and December 31, 2025. These receivables and liabilities are recognized in the consolidated balance sheets within trade accounts and other receivables from unrelated parties and accounts payable to unrelated parties, respectively. As of January 1, 2026, one of the Company’s agreements previously classified as an insurance contract was amended, effectively removing the transfer of significant insurance risk. As such, the impacts from this contract are now recorded in accordance with IFRS 15, Revenues from Contracts with Customers, and are no longer included in the following tables as of March 31, 2026.

Reinsurance contract receivables and liabilities

in € K

	March 31, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	7,921	(419)	7,502	(9,287)	(701)	(9,988)
Incurred claims and other directly attributable expenses	(181,341)	30	(181,311)	(211,997)	208	(211,789)
Changes that relate to past service – changes in the fulfillment cash-flows relating to liabilities for incurred claims (LIC)(1)	(1,064)	—	(1,064)	19,354	—	19,354
Claims and other directly attributable expenses paid	—	—	—	(618,473)	—	(618,473)
Premium revenue	197,493	—	197,493	827,891	—	827,891
Foreign currency translation and other changes	442	(9)	433	433	74	507
Reinsurance contract receivables (liabilities) at the end of the period	23,451	(398)	23,053	7,921	(419)	7,502
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €9,636 and €32,974 as of March 31, 2026 and December 31, 2025, respectively.

Insurance contract receivables and liabilities

in € K

	March 31, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	13,248	(576)	12,672	(7,751)	(588)	(8,339)
Incurred claims and other directly attributable expenses	(179,242)	(426)	(179,668)	(367,292)	(58)	(367,350)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC(1)	(2,585)	(27)	(2,612)	8,475	—	8,475
Claims and other directly attributable expenses paid	(37,572)	—	(37,572)	(845,988)	—	(845,988)
Premium revenue	230,001	—	230,001	1,225,709	—	1,225,709
Foreign currency translation and other changes	480	(21)	459	95	70	165
Insurance contract receivables (liabilities) at the end of the period	24,330	(1,050)	23,280	13,248	(576)	12,672
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €9,889 and €30,137 as of March 31, 2026 and December 31, 2025, respectively.